Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

Relationships with related parties

Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Amount due from (to) a director consist of the following:

		As of December 31,
Name	Nature	2023	2024
		US$	US$
Mr. Shek Kin Pong	Fund transfer	18,414	(260,416)
		18,414	(260,416)

Amount due from (to) a director is interest free, unsecured and repayable on demand.

As at the date of this report, the amount due from Mr. Shek Kin Pong has been fully repaid.

Remuneration to senior management for the years ended December 31, 2022, 2023 and 2024 were:

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Salaries and other short term employee benefits	84,570	246,665	212,997
Payments to defined contribution pension schemes	6,321	6,897	4,614
Total	90,891	253,562	217,611